FORM 13F HOLDINGS REPORT


13F-HR
FRANCIS M.REPS
0001073402
7j@eeabd
REPS FRANCIS M.
1


FRAN YOUNGER
(805) 545-7712
MOMYOUNGER@aol.com


13F-HR
Form 13F Holdings Report

UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C. 20549



FORM 13F


FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended	March 31st, 2012



Check here if amendment  [ x];   Amendment Number
This amendment (check only one) :  [  x]  is a restatement
                                   [   ]  adds new holdings entries


Institutional Investment Manager filing this report:

Name:                  Francis M. Reps
Address:               P.O.Box 5727, Bellingham, WA 98227-5727


13F File Number:    28-7362

The institutional investment manager filing this report
And the person by who it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tablesare considered intergral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:       Fran Younger
Title:      Assistant
Phone:      805-545-7712

Signature, place and date of signing:

Fran Younger              San Luis Obispo, CA       April 23rd, 2012
Report type (check only one):

[ X   ]    13F HOLDINGS REPORT
[     ]    13F NOTICE
[     ]    13F COMBINATION REPORT


List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

As of June 28th, 2012 my firm is closing due to my retirement.





FORM 13F HOLDINGS REPORTREPORT SUMMARY

Number of Other Included Managers:                   0

Form 13F Table Entry Total:                           1

Form 13F Table Information Value Total:       $35,346,867.59

NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE
SHARES/SH/PRN
INVESTMT OTHER
VOTING AUTHORITY
SOLE/SHARED/NONE


(X$1000)

PRN AM
DSCRETN MGRS














ENERPLUS RESOURCE COM   292766102  17245  769200   SH   SOLE  769200
EXXON MOBILE      COM 	30231G102    875   10098   SH   SOLE   10098
NEWMONT MINING    COM   651639106   8434  164515   SH   SOLE  164515
PENGROWTH ENERGY  COM    70690210   4333  461000   SH   SOLE  461000
PERMIAN BASIN	  COM	714236106   1372   60000   SH   SOLE   60000
SAN JUAN ROYALTY  COM   798241105    872   45000   SH   SOLE   45000
TANZANIAN ROYALT COM	87600U104   2212  430500   SH   SOLE  430500